UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	9/30/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS

ANNUAL
REPORT

SEPTEMBER 30, 2008

                                TAX-FREE TRUST OF
                                     OREGON

                          A tax-free income investment

                       [LOGO OF TAX-FREE TRUST OF OREGON:
                          A SQUARE WITH TWO PINE TREES
                             IN FRONT OF A MOUNTAIN]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(R)

[LOGO OF      Serving Oregon Investors For More Than Two Decades
TAX-FREE
TRUST OF                   Tax-Free Trust of Oregon
OREGON:
A SQUARE                  "Proper Asset Allocation -
WITH TWO                  A Strategy For All Seasons"
PINE TREES
IN FRONT OF
A MOUNTAIN]

                                                                  November, 2008

      The market has definitely been volatile enough recently to cause even the most seasoned investor to ask, "What should I do now?"

      We believe you will be in a better position to weather this, or any, economic storm, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

      As you hopefully already know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

      o investment time horizon (specifically your age and retirement objectives);

      o risk threshold (how much of your investment capital you are willing to lose during a given time frame);

      o financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

      o     goals (the financial goals you and your family want to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

      Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

                         NOT A PART OF THE ANNUAL REPORT

      The way you allocate your investment among stocks, bonds, and cash/cash equivalents will be the principal determinants of your investment results - secondary to your selection of individual securities.

      Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on scary headlines.

      A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

                                   Sincerely,


/s/ Lacy B. Herrmann                                    /s/ Diana P. Herrmann

Lacy B. Herrmann                                        Diana P. Herrmann
Founder and Chairman Emeritus                           Vice Chair and President

[LOGO OF
TAX-FREE       SERVING OREGON INVESTORS FOR MORE THAN TWO DECADES
TRUST OF
OREGON:                     TAX-FREE TRUST OF OREGON
A SQUARE
WITH TWO                          ANNUAL REPORT
PINE TREES
IN FRONT OF                   MANAGEMENT DISCUSSION
A MOUNTAIN]

      Over the last twelve months, the financial markets have been subjected to some of the most tumultuous events seen in recent memory. The U.S financial system has resembled a patient in intensive care. The body is trying to fight off a disease that is spreading, and as it does so, the body convulses, settles for a time and then convulses again. Prolonged weakness in home prices exposed sloppy mortgage loan underwriting standards and deficiencies in rating agency methodologies. At the same time lending terms for loan-dependent, fixed-income players became onerous, leading to large-scale debt reduction by hedge funds, investment managers, and broker-dealers. As this vicious circle of debt reduction, basically deleveraging our society, evolved into a full-blown credit crunch, policymakers unveiled financing programs designed to provide liquidity and financing to brokers and banks. Unfortunately, these efforts provided only temporary relief as credit conditions have continued to deteriorate to the extent that high-quality borrowers are having difficulty financing.

      Investors, particularly those who were risk-adverse, turned to municipal bonds as a haven for their investments. However, the municipal bond market endured one of the more tumultuous years ever as fallout from the housing debacle rocked market participants. Deterioration within their relatively new mortgage-backed book of business ultimately led to downgrades for several of the major insurers of municipal bonds. The impaired credit quality and loss of confidence in many of the insurers affected much of the municipal market. Insurance had become so pervasive that in recent years close to 50% of all new issuance came with insurance coverage. The market was buffeted by irregular bouts of volatility and selling pressure as a number of participants unwound positions. For example, tax-exempt money funds were forced to exit insured holdings en masse due to minimum ratings and liquidity requirements. To reduce debt, many municipal market investors were pressured to sell longer-maturity bonds when the floating rate component of their borrowing programs was no longer money-fund eligible (the municipal market had in recent years developed its own form of "carry" trade in which investors borrow in the short-term money markets and invest in longer maturities, trying to take advantage of the relative steepness of the municipal yield curve in comparison to other fixed-income markets).

      Credit spreads, (the differences in yield between higher and lower quality debt) were the first to widen as the market anticipated that lower quality debt would struggle in a slowing economy. Ultimately, however, the municipal bond insurer debacle cut an even wider swath through the market. Many insured bonds now trade solely based on the creditworthiness of underlying obligors, with little or no value attributed to the insurance coverage. Not surprisingly, in this environment natural stand alone AAA and AA rated bonds were generally the best performers for the year. This is the area that Tax-Free Trust of Oregon seeks for its portfolio. The credit spread between higher and lower quality debt is considerably above historical norms.

      In general, the municipal yield curve dramatically steepened over the past 12 months as yields on shorter maturities fell and longer maturities rose considerably. At the end of the last fiscal year the yield differential between a AAA rated municipal with two years to maturity and one with 20 years to maturity was 103 basis points vs. 276 basis points at the end of this fiscal year. In terms of total return, intermediate maturities, which is the maturity area sought by the Trust, generally produced the best returns and longer-maturity bonds were the weakest-performing part of the curve.

      This fiscal year had two of the worst months for municipal bond performance in the past 30 years, February and September. As a result, the municipal bond market has reached compelling relative and absolute value levels. The entire municipal bond curve now trades at 100% of comparable-maturity U.S. Treasuries. While this would usually attract investors not normally investing in the municipal bond market, the natural flow of capital seeking attractive risk adjusted returns across asset classes has ground to a virtual halt. Once the short term rate pressures alleviate we expect a snap back to lower ratios. The volatility was primarily technical in nature, related to an increase in supply on the secondary market and the turbulence in the subprime market. It does not reflect a broad credit quality deterioration in the municipal bond market. However, a slowing economy or recession resulting from the problems in the housing and financial markets could have a negative impact on the tax revenues of municipal issuers. In some instances, a prolonged slowdown could in turn have a negative impact upon some of these issuers' credit quality and possibly their ability to make timely interest and principal payments on their bonds. Our research staff is committed to monitoring the credit quality of the Trust's portfolio holdings. We continue to actively manage the portfolio to seek to ensure that it possesses a minimum level of risk.

      The total net assets of Tax-Free Trust of Oregon were $399,746,684 as of the end of the fiscal year on September 30, 2008. This compared with $410,614,961 on September 30, 2007. This change in overall size of the Trust was basically due to market changes rather than redemptions.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2008 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (formerly known as the Lehman Brothers Quality Intermediate Municipal Bond Index) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Barclays Capital Quality Intermediate Municipal Bond Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

                                        TFTO                     TFTO               Barclays Capital
                   Cost of      Trusts Class A Shares    Trust Class A Shares     Quality Intermediate
                Living Index       no sales charge         with sales charge       Municipal Bond Index
9/98               10,000               10,000                    9,600                   10,000
9/99               10,263                9,938                    9,543                   10,106
9/00               10,617               10,464                   10,048                   10,644
9/01               10,899               11,413                   10,959                   11,657
9/02               11,064               12,370                   11,878                   12,621
9/03               11,320               12,706                   12,200                   13,150
9/04               11,608               13,428                   12,894                   13,550
9/05               12,152               13,816                   13,267                   13,799
9/06               12,402               14,261                   13,694                   14,288
9/07               12,744               14,532                   13,954                   14,819
9/08               13,373               14,338                   13,767                   15,241

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                       FOR PERIODS ENDED SEPTEMBER 30, 2008
                                                 ------------------------------------------------
                                                                                          SINCE
                                                  1 YEAR       5 YEARS     10 YEARS     INCEPTION
                                                 ---------    ---------    ---------    ---------
Class A (commenced operations on 6/16/86)
  With Sales Charge ..........................     (5.56)%       1.38%        3.25%        5.40%
  Without Sales Charge .......................     (1.58)        2.21         3.67         5.59
Class C (commenced operations on 4/5/96)
  With CDSC ..................................     (3.49)        1.34         2.79         3.49
  Without CDSC ...............................     (2.51)        1.34         2.79         3.49
Class Y (commenced operations on  4/5/96)
  No Sales Charge ............................     (1.52)        2.36         3.82         4.53
Barclays Capital Quality
Intermediate Municipal Bond Index ............      2.85         3.00         4.30         5.75* (Class A)
                                                                                            4.81 (Class C&Y)

*     From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to Federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Oregon as of September 30, 2008 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2004 were audited by other auditors, whose report dated November 17, 2004 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers, or by other appropiate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 25, 2008

--------------------------------------------------------------------------------

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2008

                                                                                               Rating
    Principal                                                                                 Moody's/
     Amount         State of Oregon General Obligation Bonds (38.7%)                             S&P             Value
----------------    ------------------------------------------------------------------       ----------      -------------
                    Bend, Oregon Transportation Highway System
                        (MBIA Corporation Insured)
$      1,135,000    5.300%, 09/01/17 .................................................          A1/NR        $   1,162,058
                    Benton and Linn Counties, Oregon School District
                        #509J (Financial Security Assurance Insured)
       4,670,000    5.000%, 06/01/21 pre-refunded ....................................         Aaa/NR            5,010,209
                    Chemeketa, Oregon Community College District
                        (Financial Guaranty Insurance Corporation Insured)
       1,385,000    5.500%, 06/01/14 Escrowed to Maturity ............................         NR/NR*            1,517,129
                    Clackamas, Oregon Community College District
                        (Financial Guaranty Insurance Corporation Insured)
       3,955,000    5.250%, 06/15/17 pre-refunded ....................................         Aa2/AA-           4,207,250
                    Clackamas, Oregon Community College District
                        (MBIA Corporation Insured)
       1,535,000    5.000%, 05/01/25 .................................................          A1/AA            1,420,213
                    Clackamas, Oregon School District #12 (North
                        Clackamas) Convertible Capital Appreciation
                        Bonds (Financial Security Assurance Insured)
                        (converts to a 5% coupon on 06/15/11)
       4,250,000    zero coupon, 06/15/29 ............................................         Aaa/AAA           3,356,778
                    Clackamas County, Oregon School District #12 (North
                        Clackamas) (Financial Security Assurance Insured)
       2,000,000    4.500%, 06/15/30 .................................................         Aaa/AAA           1,700,440
       3,115,000    4.750%, 06/15/31 .................................................         Aaa/AAA           2,755,373
                    Clackamas County, Oregon School District #62
                        (Oregon City) (State School Bond Guaranty Program)
       1,055,000    5.500%, 06/15/20 pre-refunded ....................................         Aa2/AAA           1,108,763
                    Clackamas County, Oregon School District #86
                        (Canby) (Financial Security Assurance Insured)
       2,240,000    5.000%, 06/15/19 .................................................         Aaa/AAA           2,287,130
                    Clackamas County, Oregon School District #108
                        (Estacada) (Financial Security Assurance Insured)
       1,295,000    5.375%, 06/15/17 pre-refunded ....................................         Aaa/AAA           1,381,778
       2,000,000    5.000%, 06/15/25 pre-refunded ....................................         Aaa/AAA           2,114,640

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Clackamas County, Oregon School District #115
                        (Gladstone) (MBIA Corporation Insured) (State
                        School Bond Guaranty Program)
$      5,000,000    zero coupon, 06/15/27 ............................................          A2/AA        $   1,573,700
                    Clackamas County, Oregon Tax Allocation
         705,000    6.500%, 05/01/20 .................................................         NR/NR*              704,944
                    Columbia County, Oregon School District #502
                        (Financial Guaranty Insurance Corporation Insured)
       2,070,000    zero coupon, 06/01/15 ............................................          A2/NR            1,534,967
                    Deschutes County, Oregon (Financial Security
                        Assurance Insured)
       2,260,000    5.000%, 12/01/16 .................................................         Aaa/NR            2,354,513
                    Deschutes County, Oregon Administrative School
                        District #1 (Bend-LaPine) (Financial Security
                        Assurance Insured)
       1,145,000    5.500%, 06/15/14 pre-refunded ....................................         Aaa/NR            1,225,425
       1,300,000    5.500%, 06/15/16 pre-refunded ....................................         Aaa/NR            1,391,312
       1,355,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/NR            1,450,175
       3,000,000    5.125%, 06/15/21 pre-refunded ....................................         Aaa/NR            3,181,650
                    Deschutes County, Oregon School District #6 (Sisters)
                        (Financial Security Assurance Insured)
       1,735,000    5.250%, 06/15/19 .................................................         Aaa/AAA           1,844,426
       1,030,000    5.250%, 06/15/21 .................................................         Aaa/AAA           1,065,679
                    Deschutes and Jefferson Counties, Oregon School
                        District #02J (Redmond) (Financial Guaranty
                        Insurance Corporation Insured)
       1,000,000    5.000%, 06/15/21 .................................................         Aa2/NR              979,680
       2,330,000    zero coupon, 06/15/22 ............................................         Aa2/NR            1,046,310
                    Douglas County, Oregon School District  #116
                        (Winston-Dillard) (State School Bond
                        Guaranty Program)
       1,020,000    5.625%, 06/15/20 pre-refunded ....................................          NR/AA            1,074,080
                    Gresham, Oregon (Financial Security Assurance Insured)
       1,155,000    5.375%, 06/01/18 .................................................         Aaa/NR            1,199,745

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Jackson County, Oregon School District #4 (Phoenix-
                        Talent) (Financial Security Assurance Insured)
$      1,395,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/AAA       $   1,492,985
                    Jackson County, Oregon School District #9 (Eagle
                        Point) (MBIA Corporation Insured)
       2,080,000    5.500%, 06/15/15 .................................................         Aa2/NR            2,268,032
       1,445,000    5.500%, 06/15/16 .................................................         Aa2/NR            1,575,339
                    Jackson County, Oregon School District #9 (Eagle
                        Point) (State School Bond Guaranty Program)
       1,120,000    5.625%, 06/15/17 pre-refunded ....................................         Aa2/NR            1,202,286
       1,880,000    5.000%, 06/15/21 pre-refunded ....................................         Aa2/NR            1,987,762
                    Jackson County, Oregon School District #549
                        (Medford) (State School Bond Guaranty Program)
       1,750,000    5.000%, 06/15/12 .................................................         Aa2/NR            1,857,747
                    Jackson County, Oregon School District #549C
                        (Medford) (Financial Security Assurance Insured)
       2,000,000    4.750%, 12/15/29 .................................................         Aaa/AAA           1,760,760
       3,000,000    5.000%, 12/15/32 .................................................         Aaa/AAA           2,766,330
                    Jackson County, Oregon School District #549C
                        (Medford) (School Board Guaranty)
       1,000,000    4.625%, 06/15/27 .................................................         Aa2/AA              917,280
       1,000,000    4.625%, 06/15/30 .................................................         Aa2/AA              894,730
       1,000,000    5.000%, 06/15/33 .................................................         Aa2/AA              950,940
                    Jefferson County, Oregon School District #509J
                        (Financial Guaranty Insurance Corporation Insured)
       1,215,000    5.250%, 06/15/14 .................................................          NR/AA            1,258,643
       1,025,000    5.250%, 06/15/17 .................................................          NR/AA            1,046,658
                    Josephine County, Oregon Three Rivers School
                        District (Financial Security Assurance Insured)
       1,780,000    5.250%, 06/15/18 pre-refunded ....................................         Aaa/NR            1,893,528
                    Keizer, Oregon
       2,500,000    5.200%, 06/01/31 .................................................          A3/NR            2,276,000
                    Lane County, Oregon School District #19 (Springfield)
                        (Financial Security Assurance Insured)
       3,425,000    zero coupon, 06/15/29 ............................................         Aaa/NR              926,976

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Lane County, Oregon School District #40 (Creswell)
                        (State School Bond Guaranty Program)
$      1,430,000    5.375%, 06/15/20 pre-refunded ....................................          NR/AA        $   1,499,913
                    Lincoln County, Oregon School District (Financial
                        Guaranty Insurance Corporation Insured)
       1,245,000    5.250%, 06/15/12 .................................................          A2/NR            1,270,311
                    Linn County, Oregon School District #7 (Harrisburg)
                        (State School Bond Guaranty Program)
       1,660,000    5.500%, 06/15/19 pre-refunded ....................................          NR/AA            1,744,594
                    Linn County, Oregon School District #9 (Lebanon)
                        (Financial Guaranty Insurance Corporation Insured)
                        (State School Bond Guaranty Program)
       3,000,000    5.600%, 06/15/30 pre-refunded ....................................          NR/AA            3,277,470
                    Linn County, Oregon School District #9 (Lebanon)
                        (MBIA Corporation Insured) (State School Bond
                        Guaranty Program)
       2,500,000    5.000%, 06/15/30 .................................................          A2/AA            2,346,325
                    Metro, Oregon
       1,100,000    5.000%, 06/01/18 .................................................         Aaa/AAA           1,155,132
                    Morrow County, Oregon School District #1 (Financial
                        Security Assurance Insured)
       1,710,000    5.250%, 06/15/19 .................................................         Aaa/AAA           1,817,850
                    Multnomah County, Oregon School District #7
                        (Reynolds) (MBIA Corporation Insured)
       2,625,000    5.000%, 06/01/25 .................................................          A2/NR            2,500,706
                    Multnomah County, Oregon School District #7
                        (Reynolds) (State School Bond Guaranty Program)
         500,000    5.625%, 06/15/17 pre-refunded ....................................         Aa2/AA              536,060
       2,375,000    5.125%, 06/15/19 pre-refunded ....................................         Aa2/AA            2,515,624
                    Multnomah and Clackamas Counties, Oregon School
                        District #10 (Gresham-Barlow) (Financial Security
                        Assurance Insured)
       1,500,000    5.500%, 06/15/18 pre-refunded ....................................         Aaa/AAA           1,605,360
       4,275,000    5.250%, 06/15/19 .................................................         Aaa/AAA           4,544,624
       2,650,000    5.000%, 06/15/21 pre-refunded ....................................         Aaa/AAA           2,801,898

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Multnomah and Clackamas Counties, Oregon School
                        District #28JT (Centennial) (Financial Security
                        Assurance Insured)
$      2,680,000    5.250%, 12/15/18 .................................................         Aaa/NR        $   2,876,819
                    Oregon  Coast Community College District (MBIA
                        Corporation Insured) (State School Bond
                        Guaranty Program)
       1,590,000    5.250%, 06/15/17 .................................................         Aa2/NR            1,650,070
                    Pacific City, Oregon Joint Water - Sanitary Authority
       1,830,000    4.800%, 07/01/27 .................................................         NR/NR*            1,629,469
                    Polk, Marion & Benton Counties, Oregon School
                        District #13J (Central) (Financial Security
                        Assurance Insured)
       1,520,000    5.000%, 06/15/21 .................................................         Aaa/AAA           1,529,485
                    Portland, Oregon
       1,000,000    4.600%, 06/01/14 .................................................         Aaa/NR            1,018,530
       2,975,000    zero coupon, 06/01/15 ............................................         Aa2/NR            2,207,510
       1,120,000    5.125%, 06/01/18 .................................................         Aaa/NR            1,127,347
      10,070,000    4.350%, 06/01/23 .................................................         Aa1/NR            9,221,905
                    Portland, Oregon Community College District
      `2,350,000    5.000%, 06/01/21 pre-refunded ....................................         Aa2/AA            2,479,744
                    Portland, Oregon Community College District
                        (Financial Guaranty Insurance Corporation Insured)
       1,395,000    5.000%, 06/01/17 pre-refunded ....................................         Aa2/AA            1,472,018
                    Salem-Keizer, Oregon School District #24J (Financial
                        Security Assurance Insured)
       1,000,000    5.000%, 06/15/19 .................................................         Aaa/AAA           1,018,780
                    Southwestern Oregon Community College District
                        (MBIA Corporation Insured)
       1,120,000    6.000%, 06/01/25 pre-refunded ....................................          A2/AA            1,184,859
                    State of Oregon
       2,115,000    5.250%, 10/15/14 .................................................         Aa2/AA            2,253,067
                    State of Oregon Board of Higher Education
         820,000    zero coupon, 08/01/16 ............................................         Aa2/AA              573,951
       2,560,000    5.500%, 08/01/21 pre-refunded ....................................         Aa2/AA            2,651,827

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                         S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    State of Oregon Board of Higher Education (continued)
$      2,000,000    5.000%, 08/01/21 .................................................         Aa2/AA        $   2,025,240
       2,130,000    5.000%, 08/01/22 .................................................         Aa2/AA            2,152,621
                    State of Oregon Elderly and Disabled Housing
          30,000    6.250%, 08/01/13 .................................................         Aa2/AA               30,055
                    State of Oregon Veterans' Welfare
         700,000    9.200%, 10/01/08 .................................................         Aa2/NR              700,000
         595,000    5.200%, 10/01/18 .................................................         Aa2/AA              591,745
         550,000    4.800%, 12/01/22 .................................................         Aa2/AA              505,747
         400,000    4.900%, 12/01/26 .................................................         Aa2/AA              358,872
                    The Dalles, Oregon
         230,000    4.000%, 06/01/20 .................................................          NR/A               213,451
         155,000    4.000%, 06/01/21 .................................................          NR/A               140,197
         130,000    4.125%, 06/01/22 .................................................          NR/A               116,837
         100,000    4.200%, 06/01/23 .................................................          NR/A                89,403
                    Wasco County, Oregon School District #12 (The
                        Dalles) (Financial Security Assurance Insured)
       1,135,000    6.000%, 06/15/15 pre-refunded ....................................         Aaa/AAA           1,202,226
       1,400,000    5.500%, 06/15/17 .................................................         Aaa/AAA           1,537,816
       1,790,000    5.500%, 06/15/20 .................................................         Aaa/AAA           1,917,627
                    Washington County, Oregon
       2,465,000    5.000%, 06/01/23 .................................................         Aa2/NR            2,432,092
                    Washington County, Oregon School District #15
                        (Forest Grove) (Financial Security Assurance Insured)
       1,760,000    5.375%, 06/15/16 pre-refunded ....................................         Aaa/NR            1,877,938
       2,000,000    5.000%, 06/15/21 pre-refunded ....................................         Aaa/NR            2,114,640
                    Washington, Multnomah and Yamhill County, Oregon
                        School District #1J (Hillsboro)
       1,295,000    5.250%, 06/01/13 pre-refunded ....................................         Aa3/NR            1,320,317
                    Yamhill County, Oregon School District #40
                        (McMinnville) (Financial Security Assurance Insured)
       1,375,000    5.000%, 06/15/22 .................................................         Aaa/NR            1,352,148
                                                                                                             -------------
                    Total General Obligation Bonds ...................................                         154,914,583
                                                                                                             -------------

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (54.5%)                                        S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    AIRPORT REVENUE BONDS (0.9%)
                    ------------------------------------------------------------------
                    Jackson County, Oregon Airport Revenue
                        (Syncora Guarantee Inc. Insured***)
$        750,000    5.250%, 12/01/32 .................................................         Baa1/BBB-     $     680,752
                    Port of Portland, Oregon Airport (AMBAC Indemnity
                        Corporation Insured)
       3,000,000    5.500%, 07/01/24 .................................................          Aa3/AA           3,023,010
                                                                                                             -------------
                    Total Airport Revenue Bonds ......................................                           3,703,762
                                                                                                             -------------

                    CERTIFICATES OF PARTICIPATION REVENUE BONDS (5.5%)
                    ------------------------------------------------------------------
                    Oregon State Department of Administration Services
                        (AMBAC Indemnity Corporation Insured)
         500,000    5.375%, 05/01/14 .................................................          Aa3/AA             525,830
       3,500,000    6.000%, 05/01/26 pre-refunded ....................................          Aaa/AA           3,723,615
                    Oregon State Department of Administrative Services
                        (Financial Guaranty Insurance Corporation Insured)
       2,000,000    5.000%, 11/01/20 .................................................          Aa3/AA-          2,002,280
       2,660,000    5.000%, 11/01/23 .................................................          Aa3/AA-          2,529,447
       2,945,000    5.000%, 11/01/24 .................................................          Aa3/AA-          2,788,650
       1,475,000    5.000%, 11/01/26 .................................................          Aa3/AA-          1,383,048
       1,145,000    5.000%, 05/01/27 .................................................          Aa3/AA-          1,060,591
       3,880,000    5.000%, 11/01/27 .................................................          Aa3/AA-          3,636,181
                    Oregon State Department of Administrative Services
                        (Financial Security Assurance Insured)
       1,000,000    5.000%, 05/01/22 .................................................          Aaa/AAA            998,010
       2,280,000    4.500%, 11/01/32 .................................................          Aaa/AAA          1,943,016
       1,645,000    4.750%, 05/01/33 .................................................          Aaa/AAA          1,451,433
                                                                                                             -------------
                    Total Certificates of Participation Revenue Bonds                                           22,042,101
                                                                                                             -------------

                    HOSPITAL REVENUE BONDS (10.5%)
                    ------------------------------------------------------------------
                    Clackamas County, Oregon Hospital Facilities
                        Authority  (Legacy Health System)
       2,000,000    5.250%, 02/15/17 .................................................           A1/A+           2,024,260
       2,980,000    5.250%, 02/15/18 .................................................           A1/A+           3,006,611
       4,025,000    5.250%, 05/01/21 .................................................           A1/A+           3,999,200

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    HOSPITAL REVENUE BONDS (CONTINUED)
                    ------------------------------------------------------------------
                    Clackamas County, Oregon Hospital Facilities
                        Authority  (Legacy Health System) (MBIA
                        Corporation Insured)
$      2,650,000    4.750%, 02/15/11 .................................................          A1/AA        $   2,710,738
                    Clackamas County, Oregon Hospital Facilities
                        Authority  (Mary's Woods)
       3,480,000    6.625%, 05/15/29 pre-refunded+ ...................................         NR/NR**           3,635,730
                    Deschutes County, Oregon Hospital Facilities
                        Authority (Cascade Health)
       2,000,000    5.600%, 01/01/27 pre-refunded ....................................          A1/NR            2,151,820
       3,000,000    5.600%, 01/01/32 pre-refunded ....................................          A1/NR            3,227,730
                    Deschutes County, Oregon Hospital Facilities
                        Authority (Cascade Health) (AMBAC Insured)
       3,300,000    5.375%, 01/01/35 .................................................         Aa3/AA            3,094,938
                    Klamath Falls, Oregon Inter Community Hospital (Merle
                        West) (Assured Guaranty Corporation Insured)
       5,000,000    5.000%, 09/01/36 .................................................         NR/AAA            4,414,550
                    Medford, Oregon Hospital Facilities Authority (MBIA
                        Corporation Insured)
         345,000    5.000%, 08/15/18 .................................................          A2/AA              345,531
                    Multnomah County, Oregon Hospital Facilities
                        Authority (Providence Health System)
       1,390,000    5.250%, 10/01/22 .................................................         Aa2/AA            1,390,709
                    Multnomah County, Oregon Hospital Facilities
                        Authority (Terwilliger Plaza Project)
       1,250,000    5.250%, 12/01/36 .................................................         NR/NR*              926,637
                    Oregon Health Sciences University Series B (MBIA
                        Corporation Insured)
       1,400,000    5.250%, 07/01/15 .................................................          A2/AA            1,402,632
                    Salem, Oregon Hospital
       2,000,000    5.750%, 08/15/23 ++ ..............................................          NR/A+            1,918,860
       3,300,000    4.500%, 08/15/30 .................................................          NR/A+            2,559,975

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    HOSPITAL REVENUE BONDS (CONTINUED)
                    ------------------------------------------------------------------
                    State of Oregon Health Housing Educational and
                        Cultural Facilities Authority (Peacehealth) (AMBAC
                        Indemnity Corporation Insured)
$      2,300,000    5.250%, 11/15/17 .................................................         Aa3/AA        $   2,374,520
       1,850,000    5.000%, 11/15/26 .................................................         Aa3/AA            1,702,481
       1,430,000    5.000%, 11/15/32 .................................................         Aa3/AA            1,277,948
                                                                                                             -------------
                    Total Hospital Revenue Bonds .....................................                          42,164,870
                                                                                                             -------------

                    HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS (8.5%)
                    ------------------------------------------------------------------
                    Forest Grove, Oregon (Pacific University)
                        (Radian Insured)
       4,000,000    5.000%, 05/01/22 .................................................         A3/BBB            3,423,800
                    Forest Grove, Oregon Student Housing (Oak Tree
                        Foundation)
       5,750,000    5.500%, 03/01/37 .................................................         NR/NR*            4,852,655
                    Multnomah County, Oregon Educational Facility
                        (University of Portland)
       1,000,000    6.000%, 04/01/20 pre-refunded ....................................         NR/BBB+           1,050,720
                    Oregon Health Sciences University, Oregon (MBIA
                        Corporation Insured)
      11,550,000    zero coupon, 07/01/21 ............................................          A2/AA            5,672,667
       3,140,000    5.250%, 07/01/22 .................................................          A2/AA            3,058,800
                    Oregon State Facilities Authority (Linfield College)
       2,115,000    5.000%, 10/01/25 .................................................         Baa1/NR           1,872,706
                    Oregon State Facilities Authority Revenue (University
                        of Portland)
       5,000,000    5.000%, 04/01/32 .................................................         NR/BBB+           4,254,900
                    Oregon State Facilities Authority Revenue (Willamette
                        University)
       5,000,000    5.000%, 10/01/32 .................................................          NR/A             4,467,300
                    State of Oregon Housing and Community Services
           5,000    5.900%, 07/01/12 .................................................         Aa2/NR                5,017
          70,000    6.700%, 07/01/13 .................................................         Aa2/NR               70,554

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS (CONTINUED)
                    ------------------------------------------------------------------
                    State of Oregon Housing and Community Services
                        (continued)
$        275,000    6.000%, 07/01/20 .................................................         Aa2/NR        $     275,734
       2,580,000    4.650%, 07/01/25 .................................................         Aa2/NR            2,261,422
         930,000    5.400%, 07/01/27 .................................................         Aa2/NR              905,336
       2,000,000    5.350%, 07/01/30 .................................................         Aa2/NR            1,848,780
                                                                                                             -------------
                    Total Housing, Educational, and Cultural Revenue
                        Bonds ........................................................                          34,020,391
                                                                                                             -------------
                    PUBLIC FACILITIES REVENUE BONDS (0.3%)
                    ------------------------------------------------------------------
                    Port of Morrow, Oregon
       1,250,000    5.000%, 06/01/25 .................................................         NR/NR*            1,072,175
                                                                                                             -------------
                    Total Public Facilities Revenue Bonds ............................                           1,072,175
                                                                                                             -------------
                    TRANSPORTATION REVENUE BONDS (6.1%)
                    ------------------------------------------------------------------
                    Oregon St. Department Transportation Highway Usertax
       3,025,000    5.500%, 11/15/18 pre-refunded ....................................         Aa2/AAA           3,297,341
       2,555,000    5.375%, 11/15/18 pre-refunded ....................................         Aa2/AAA           2,703,267
       1,200,000    5.000%, 11/15/22 .................................................         Aa2/AAA           1,199,928
       1,260,000    5.000%, 11/15/23 .................................................         Aa2/AAA           1,245,460
       4,545,000    5.125%, 11/15/26 pre-refunded ....................................         Aa2/AAA           4,888,875
       2,155,000    5.000%, 11/15/28 .................................................         Aa2/AAA           2,078,066
       1,000,000    5.000%, 11/15/29 .................................................         Aa2/AAA             962,090
       2,165,000    4.500%, 11/15/32 .................................................         Aa2/AAA           1,888,421
                    Tri-County Metropolitan Transportation District, Oregon
       1,440,000    5.750%, 08/01/16 pre-refunded ....................................         NR/AAA            1,521,994
       1,775,000    5.000%, 09/01/16 .................................................         Aa3/AAA           1,849,710
                    Tri-County Metropolitan Transportation District,
                        Oregon (LOC: U.S. Bank NA)
       2,500,000    5.400%, 06/01/19 pre-refunded ....................................         NR/AAA            2,574,250
                                                                                                             -------------
                    Total Transportation Revenue Bonds ...............................                          24,209,402
                                                                                                             -------------

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    URBAN RENEWAL REVENUE BONDS (3.6%)
                    ------------------------------------------------------------------
                    Portland, Oregon Airport Way Renewal and
                        Redevelopment (AMBAC Indemnity Corporation
                        Insured)
$      1,640,000    6.000%, 06/15/14 pre-refunded ....................................         Aa3/NR        $   1,752,881
       1,765,000    5.750%, 06/15/20 pre-refunded ....................................         Aa3/NR            1,879,178
                    Portland, Oregon River District Urban Renewal and
                        Redevelopment (AMBAC Indemnity Corporation
                        Insured)
       1,915,000    5.000%, 06/15/20 .................................................         Aa3/NR            1,916,455
                    Portland, Oregon Urban Renewal Tax Allocation
                        (AMBAC Indemnity Corporation Insured)
                        (Convention Center)
       1,150,000    5.750%, 06/15/18 .................................................         Aa3/NR            1,196,713
       2,000,000    5.450%, 06/15/19 .................................................         Aa3/NR            2,044,600
                    Portland, Oregon Urban Renewal Tax Allocation
                        (Interstate Corridor) (Financial Guaranty
                        Insurance Corporation Insured)
       1,890,000    5.250%, 06/15/20 .................................................          A3/NR            1,868,719
       1,990,000    5.250%, 06/15/21 .................................................          A3/NR            1,934,161
       2,030,000    5.000%, 06/15/23 .................................................          A3/NR            1,835,790
                                                                                                             -------------
                    Total Urban Renewal Revenue Bonds ................................                          14,428,497
                                                                                                             -------------

                    UTILITY REVENUE BONDS (1.7%)
                    ------------------------------------------------------------------
                    Emerald Peoples Utility District, Oregon (Financial
                        Security Assurance Insured)
       1,455,000    5.250%, 11/01/22 .................................................         Aaa/NR            1,471,078
                    Eugene, Oregon  Electric Utility
       5,635,000    5.000%, 08/01/30 .................................................         A1/AA-            5,206,402
                                                                                                             -------------
                    Total Utility Revenue Bonds ......................................                           6,677,480
                                                                                                             -------------

                    WATER AND SEWER REVENUE BONDS (15.7%)
                    ------------------------------------------------------------------
                    Klamath Falls, Oregon Wastewater (AMBAC Indemnity
                        Corporation Insured)
       1,545,000    5.650%, 06/01/20 pre-refunded ....................................         Aa3/AA            1,625,711
                    Klamath Falls, Oregon Water (Financial Security
                        Assurance Insured)
       1,575,000    5.500%, 07/01/16 .................................................         Aaa/AAA           1,706,938

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    WATER AND SEWER REVENUE BONDS (CONTINUED)
                    ------------------------------------------------------------------
                    Lebanon, Oregon Wastewater (Financial Security
                        Assurance Insured)
$      1,000,000    5.700%, 03/01/20 .................................................         Aaa/AAA       $   1,023,890
                    Portland, Oregon Sewer System
       5,000,000    5.000%, 06/15/33 .................................................         A1/AA-            4,667,150
                    Portland, Oregon Sewer System (Financial Guaranty
                        Insurance Corporation Insured)
       2,500,000    5.750%, 08/01/19 pre-refunded ....................................         Aa3/AA-           2,640,050
                    Portland, Oregon Sewer System (Financial Security
                        Assurance Insured)
       2,760,000    5.250%, 06/01/17 .................................................         Aaa/AAA           2,881,357
       4,595,000    5.000%, 06/01/17 .................................................         Aaa/AAA           4,806,416
       3,470,000    5.000%, 06/01/21 .................................................         Aaa/AAA           3,469,757
                    Portland, Oregon Sewer System (MBIA Corporation
                        Insured)
       4,410,000    5.000%, 06/15/25 .................................................         Aa3/AA            4,205,949
       4,630,000    5.000%, 06/15/26 .................................................         Aa3/AA            4,392,712
       1,610,000    5.000%, 06/15/27 .................................................         Aa3/AA            1,517,425
                    Portland, Oregon Water System
       7,420,000    5.500%, 08/01/19 pre-refunded ....................................         Aa1/NR            7,809,550
       1,235,000    5.500%, 08/01/20 pre-refunded ....................................         Aa1/NR            1,299,837
                    Portland, Oregon Water System (MBIA Corporation
                        Insured)
       2,725,000    4.500%, 10/01/27 .................................................         Aa2/NR            2,357,588
                    Salem, Oregon Water & Sewer (Financial Security
                        Assurance Insured)
       1,000,000    5.375%, 06/01/15 .................................................         Aaa/AAA           1,079,650
       1,970,000    5.375%, 06/01/16 pre-refunded ....................................         Aaa/AAA           2,064,146
       3,025,000    5.500%, 06/01/20 pre-refunded+ ...................................         Aaa/AAA           3,175,706
                    Sunrise Water Authority, Oregon (Financial Security
                        Assurance Insured)
       2,630,000    5.000%, 03/01/19 .................................................         Aaa/AAA           2,694,961
       1,350,000    5.250%, 03/01/24 .................................................         Aaa/AAA           1,365,768

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          STATE OF OREGON REVENUE BONDS (CONTINUED)                                    S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    WATER AND SEWER REVENUE BONDS (CONTINUED)
                    ------------------------------------------------------------------
                    Sunrise Water Authority, Oregon (Syncora
                        Guarantee Inc. Insured***)
$      1,000,000    5.000%, 09/01/25 .................................................          NR/BBB-      $     857,560
                    Washington County, Oregon Clean Water Services
                        (Financial Guaranty Insurance Corporation Insured)
         995,000    5.000%, 10/01/13 .................................................          A1/AA-           1,029,059
       3,525,000    5.125%, 10/01/17 .................................................          A1/AA-           3,584,079
                    Washington County, Oregon Clean Water Services
                        (MBIA Corporation Insured)
       2,235,000    5.250%, 10/01/15 .................................................           A2/AA           2,408,235
                                                                                                             -------------
                    Total Water and Sewer Revenue Bonds ..............................                          62,663,494
                                                                                                             -------------

                    OTHER REVENUE BONDS (1.7%)
                    ------------------------------------------------------------------
                    Oregon State Department of Administration Services
                        (Lottery Revenue) (Financial Security Assurance
                        Insured)
       3,040,000    5.000%, 04/01/19 .................................................          Aaa/AAA          3,110,285
       3,740,000    5.000%, 04/01/27 .................................................          Aaa/AAA          3,604,462
                                                                                                             -------------
                    Total Other Revenue Bonds ........................................                           6,714,747
                                                                                                             -------------
                    Total Revenue Bonds ..............................................                         217,696,919
                                                                                                             -------------

                    U.S. TERRITORY BONDS (4.1%)
                    ------------------------------------------------------------------
                    Puerto Rico Commonwealth Aqueduct & Sewer
                        Authority (Assured Guaranty Corporation Insured)
       3,000,000    5.000%, 07/01/28 .................................................          Aaa/AAA          2,803,170
                    Puerto Rico Commonwealth General Obligation
       1,000,000    5.500%, 07/01/32 .................................................         Baa3/BBB-           909,750
       2,000,000    5.375%, 07/01/33 .................................................         Baa3/BBB-         1,777,400
                    Puerto Rico Commonwealth General Obligation
                        (MBIA Insured)
       1,500,000    6.000%, 07/01/28 .................................................           A2/AA           1,508,625
                    Puerto Rico Electric Power Authority
       1,000,000    5.250%, 07/01/33 .................................................          A3/BBB+            902,870
                    Puerto Rico Municipal Finance Agency (Financial
                        Security Assurance Insured)
         500,000    5.250%, 08/01/16 .................................................          Aaa/AAA            514,435
       5,000,000    5.250%, 08/01/20 .................................................          Aaa/AAA          5,023,700

                                                                                               RATING
   PRINCIPAL                                                                                  MOODY'S/
    AMOUNT          U.S. TERRITORY BONDS  (CONTINUED)                                            S&P             VALUE
----------------    ------------------------------------------------------------------       ----------      -------------
                    Puerto Rico Public Buildings Authority Revenue
                        (Commonwealth Guaranteed)
$      3,000,000    6.250%, 07/01/31 .................................................         Baa3/BBB-     $   2,988,810
                                                                                                             -------------
                    Total U.S. Territory Bonds .......................................                          16,428,760
                                                                                                             -------------
                    Total Municipal Bonds (cost $398,433,227-note 4) .................           97.3%         389,040,262
                    Other assets less liabilities ....................................            2.7           10,706,422
                                                                                                -----        -------------
                    Net Assets .......................................................          100.0%       $ 399,746,684
                                                                                                =====        =============

                    (*) Any security not rated (NR) by either rating service has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                    (**)    Fitch Rated AAA

                    (***)   Formerly XLCA Insured

                    + Security is pledged as collateral for the Trust's when-issued commitments.

                    ++      Security traded on a "when-issued" basis.

                                                                                              PERCENT OF
                    PORTFOLIO DISTRIBUTION BY QUALITY RATING (UNAUDITED)                      PORTFOLIO
                    ----------------------------------------------------                      ----------
                    Aaa of Moody's or AAA of S&P or Fitch ..............                         39.3%
                    Aa of Moody's or AA of S&P .........................                         43.3
                    A of Moody's or S&P ................................                         11.0
                    Baa of Moody's or BBB of S&P .......................                          3.7
                    Not rated* .........................................                          2.7
                                                                                                -----
                                                                                                100.0%
                                                                                                =====

                    + Calculated using the highest rating of the three rating services.

                    PORTFOLIO ABBREVIATIONS:
                    ------------------------
                    AMBAC - American Municipal Bond Assurance Corp.
                    LOC -   Letter of Credit
                    MBIA -  Municipal Bond Investors Assurance
                    NR -    Not Rated

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2008

ASSETS
      Investments at value (cost $398,433,227) ..................................................................    $ 389,040,262
      Cash ......................................................................................................        6,729,089
      Interest receivable .......................................................................................        6,095,307
      Receivable for investment securities sold .................................................................          805,579
      Receivable for Trust shares sold ..........................................................................          510,043
      Other assets ..............................................................................................           29,093
                                                                                                                     -------------
      Total assets ..............................................................................................      403,209,373
                                                                                                                     -------------
LIABILITIES
    Payable for investment securities purchased .................................................................        1,966,520
    Payable for Trust shares redeemed ...........................................................................          785,282
    Dividends payable ...........................................................................................          359,915
    Management fees payable .....................................................................................          136,373
    Distribution and service fees payable .......................................................................           56,661
    Accrued expenses ............................................................................................          157,938
                                                                                                                     -------------
    Total liabilities ...........................................................................................        3,462,689
                                                                                                                     -------------
NET ASSETS ......................................................................................................    $ 399,746,684
                                                                                                                     =============

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share .........................    $     395,374
    Additional paid-in capital ..................................................................................      408,488,387
    Net unrealized depreciation on investments (note 4) .........................................................       (9,392,965)
    Undistributed net investment income .........................................................................          436,459
    Accumulated net realized loss on investments ................................................................         (180,571)
                                                                                                                     -------------
                                                                                                                     $ 399,746,684
                                                                                                                     =============

CLASS A
    Net Assets ..................................................................................................    $ 323,691,490
                                                                                                                     =============
    Capital shares outstanding ..................................................................................       32,010,344
                                                                                                                     =============
    Net asset value and redemption price per share ..............................................................    $       10.11
                                                                                                                     =============
    Offering price per share (100/96 of $10.11 adjusted to nearest cent) ........................................    $       10.53
                                                                                                                     =============
CLASS C
    Net Assets ..................................................................................................    $  17,668,743
                                                                                                                     =============
    Capital shares outstanding ..................................................................................        1,748,901
                                                                                                                     =============
    Net asset value and offering price per share ................................................................    $       10.10
                                                                                                                     =============
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) ..............................................................    $       10.10*
                                                                                                                     =============
CLASS Y
    Net Assets ..................................................................................................    $  58,386,451
                                                                                                                     =============
    Capital shares outstanding ..................................................................................        5,778,113
                                                                                                                     =============
    Net asset value, offering and redemption price per share ....................................................    $       10.10
                                                                                                                     =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                          YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:

      Interest income ............................................................................                     $ 19,162,496

      Management fees (note 3) ...................................................................    $  1,648,873
      Distribution and service fees (note 3) .....................................................         717,401
      Transfer and shareholder servicing agent fees ..............................................         330,493
      Trustees' fees and expenses (note 8) .......................................................         210,162
      Legal fees (note 3) ........................................................................         100,800
      Shareholders' reports and proxy statements .................................................          68,385
      Registration fees and dues .................................................................          32,698
      Custodian fees (note 6) ....................................................................          31,225
      Auditing and tax fees ......................................................................          22,500
      Insurance ..................................................................................          18,665
      Chief compliance officer (note 3) ..........................................................           4,293
      Miscellaneous ..............................................................................          42,017
                                                                                                      ------------
                                                                                                         3,227,512
      Expenses paid indirectly (note 6) ..........................................................         (91,704)
                                                                                                      ------------
      Net expenses ...............................................................................                        3,135,808
                                                                                                                       ------------
      Net investment income ......................................................................                       16,026,688

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions ......................................         (70,279)
      Change in unrealized appreciation on investments ...........................................     (22,601,723)
                                                                                                      ------------

      Net realized and unrealized gain (loss) on investments .....................................                      (22,672,002)
                                                                                                                       ------------
      Net change in net assets resulting from operations .........................................                     $ (6,645,314)
                                                                                                                       ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                YEAR ENDED            YEAR ENDED
                                                                                           SEPTEMBER 30, 2008     SEPTEMBER 30, 2007
                                                                                           ------------------     ------------------
OPERATIONS:
    Net investment income .............................................................      $  16,026,688          $  15,845,050
    Net realized gain (loss) from securities transactions .............................            (70,279)              (102,920)
    Change in unrealized appreciation on investments ..................................        (22,601,723)            (6,101,166)
                                                                                             -------------          -------------
        Change in net assets resulting from operations ................................         (6,645,314)             9,640,964
                                                                                             -------------          -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
    Class A Shares:
    Net investment income .............................................................        (12,994,601)           (13,291,389)
    Net realized gain on investments ..................................................                 --                (61,027)

    Class C Shares:
    Net investment income .............................................................           (648,973)              (867,841)
    Net realized gain on investments ..................................................                 --                 (5,383)

    Class Y Shares:
    Net investment income .............................................................         (2,237,833)            (1,796,786)
    Net realized gain on investments ..................................................                 --                 (7,679)
                                                                                             -------------          -------------
        Change in net assets from distributions .......................................        (15,881,407)           (16,030,105)
                                                                                             -------------          -------------

CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold .........................................................         59,920,079             41,102,987
    Reinvested dividends and distributions ............................................          9,104,476              9,282,150
    Cost of shares redeemed ...........................................................        (57,366,111)           (68,844,718)
                                                                                             -------------          -------------
        Change in net assets from capital share transactions ..........................         11,658,444            (18,459,581)
                                                                                             -------------          -------------

        Change in net assets ..........................................................        (10,868,277)           (24,848,722)

NET ASSETS:
    Beginning of period ...............................................................        410,614,961            435,463,683
                                                                                             -------------          -------------
    End of period* ....................................................................      $ 399,746,684          $ 410,614,961
                                                                                             =============          =============

    * Includes undistributed net investment income of: ................................      $     436,459          $     291,178
                                                                                             =============          =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 2008

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing sevice at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on March 31, 2008. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Trust's financial statements.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On September 30, 2008, there were no permanent items identified that have been reclassified among components of net assets.

g) ACCOUNTING PRONOUNCEMENT: In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Trust's financial statement disclosures, if any, is currently being assessed.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc. until March 31, 2006) (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2008, service fees on Class A Shares amounted to $502,855 of which the Distributor retained $25,730.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's average net assets represented by Class C Shares and for the year ended September 30, 2008, amounted to $160,909. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's average net assets represented by Class C Shares and for the year ended September 30, 2008, amounted to $53,637. The total of these payments made with respect to Class C Shares amounted to $214,546, of which the Distributor retained $51,804.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of sales commissions inuring to such intermediaries. For the year ended September 30, 2008, total commissions on sales of Class A Shares amounted to $630,700 of which the Distributor received $122,859.

c) OTHER RELATED PARTY TRANSACTIONS

      For the year ended September 30, 2008 the Trust incurred $100,660 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the year ended September 30, 2008, purchases of securities and proceeds from the sales of securities aggregated $66,779,401 and $61,422,961, respectively.

      At September 30, 2008, the aggregate tax cost for all securities was $397,996,733. At September 30, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $8,661,051 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $17,617,522 for a net unrealized depreciation of $8,956,471.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                                              Year Ended                        Year Ended
                                                                          September 30, 2008                September 30, 2007
                                                                    -----------------------------     -----------------------------
                                                                        Shares           Amount           Shares          Amount
                                                                    ------------     ------------     ------------     ------------
CLASS A SHARES:
  Proceeds from shares sold ....................................       2,708,755     $ 28,860,028        1,963,227     $ 21,071,232
  Reinvested dividends and
    distributions ..............................................         737,413        7,833,815          754,782        8,097,572
  Cost of shares redeemed ......................................      (2,893,080)     (30,811,101)      (4,332,249)     (46,408,926)
                                                                    ------------     ------------     ------------     ------------
    Net change .................................................         553,088        5,882,742       (1,614,240)     (17,240,122)
                                                                    ------------     ------------     ------------     ------------
CLASS C SHARES:
    Proceeds from shares sold ..................................         296,648        3,162,360          269,445        2,895,445
    Reinvested dividends and
        distributions ..........................................          36,361          386,263           51,051          547,634
    Cost of shares redeemed ....................................        (953,455)     (10,168,628)        (985,902)     (10,581,284)
                                                                    ------------     ------------     ------------     ------------
        Net change .............................................        (620,446)      (6,620,005)        (665,406)      (7,138,205)
                                                                    ------------     ------------     ------------     ------------
CLASS Y SHARES:
    Proceeds from shares sold ..................................       2,621,931       27,897,691        1,597,605       17,136,310
    Reinvested dividends and
        distributions ..........................................          83,671          884,398           59,368          636,944
    Cost of shares redeemed ....................................      (1,536,728)     (16,386,382)      (1,101,386)     (11,854,508)
                                                                    ------------     ------------     ------------     ------------
        Net change .............................................       1,168,874       12,395,707          555,587        5,918,746
                                                                    ------------     ------------     ------------     ------------
Total transactions in Trust
    shares .....................................................       1,101,516     $ 11,658,444       (1,724,059)    $(18,459,581)
                                                                    ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At September 30, 2008 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the year ended September 30, 2008 was $166,750, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meetings of Shareholders. For the year ended September 30, 2008, such meeting-related expenses amounted to $43,412.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. At September 30, 2008, the Trust had a capital loss carryforward of $32,810 which expires in 2016.

      As of September 30, 2008 there were post-October capital loss deferrals of $147,761 which will be recognized in the following year.

      The tax character of distributions:

                                           Year Ended September 30,
                                             2008            2007
                                        -------------   -------------
        Net tax-exempt income           $  15,881,178   $  15,834,173
        Ordinary income                           229         121,843
        Capital gain                               --          74,089
                                        -------------   -------------
                                        $  15,881,407   $  16,030,105
                                        =============   =============

      As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

      Unrealized depreciation           $  (8,956,471)
      Undistributed tax-exempt
        income                                359,880
      Accumulated net loss
        on investments                        (32,810)
      Other temporary differences            (507,676)
                                        -------------
                                        $  (9,137,077)
                                        =============

      At September 30, 2008, the difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

11. RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U.S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U.S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Beginning in December, 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                   Class A
                                                                        -----------------------------------------------------------
                                                                                          Year Ended September 30,
                                                                        -----------------------------------------------------------
                                                                         2008         2007         2006          2005         2004
                                                                        ------       ------       ------        ------       ------
Net asset value, beginning of period...............................     $10.68       $10.84       $10.91        $11.01       $11.04
                                                                        ------       ------       ------        ------       ------
Income (loss) from investment operations:
    Net investment income .........................................       0.42++       0.41+        0.41+         0.42+        0.44+
    Net gain (loss) on securities (both
        realized and unrealized)...................................      (0.58)       (0.16)       (0.05)        (0.10)       (0.01)
                                                                        ------       ------       ------        ------       ------
    Total from investment operations...............................      (0.16)        0.25         0.36          0.32         0.43
                                                                        ------       ------       ------        ------       ------
Less distributions (note 10):
    Dividends from net investment income...........................      (0.41)       (0.41)       (0.41)        (0.41)       (0.44)
    Distributions from capital gains...............................         --            *        (0.02)        (0.01)       (0.02)
                                                                        ------       ------       ------        ------       ------
    Total distributions............................................      (0.41)       (0.41)       (0.43)        (0.42)       (0.46)
                                                                        ------       ------       ------        ------       ------
Net asset value, end of period.....................................     $10.11       $10.68       $10.84        $10.91       $11.01
                                                                        ======       ======       ======        ======       ======
Total return (not reflecting sales charge).........................      (1.58)%       2.37%        3.42%         2.98%        3.97%
Ratios/supplemental data
    Net assets, end of period (in millions)........................     $  324       $  336       $  359        $  369       $  367
    Ratio of expenses to average net assets .......................       0.76%        0.75%        0.75%         0.77%        0.72%
    Ratio of net investment income to average
        net assets.................................................       3.89%        3.77%        3.82%         3.79%        4.02%
    Portfolio turnover rate .......................................         15%          22%          16%           14%          11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets........................       0.74%        0.74%        0.74%         0.76%        0.71%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.
*     Less than $0.01 per share.

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class C
                                                                 -----------------------------------------------------------
                                                                                    Year Ended September 30,
                                                                 -----------------------------------------------------------
                                                                   2008         2007         2006         2005         2004
                                                                 -------      -------      -------      -------      -------
Net asset value, beginning of period ........................    $ 10.68      $ 10.84      $ 10.90      $ 11.00      $ 11.03
                                                                 -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income .....................................       0.33++       0.32+        0.32+        0.32+        0.35+
  Net gain (loss) on securities (both
    realized and unrealized) ................................      (0.59)       (0.16)       (0.04)       (0.09)       (0.02)
                                                                 -------      -------      -------      -------      -------
  Total from investment operations ..........................      (0.26)        0.16         0.28         0.23         0.33
                                                                 -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income ......................      (0.32)       (0.32)       (0.32)       (0.32)       (0.34)
  Distributions from capital gains ..........................         --            *        (0.02)       (0.01)       (0.02)
                                                                 -------      -------      -------      -------      -------
  Total distributions .......................................      (0.32)       (0.32)       (0.34)       (0.33)       (0.36)
                                                                 -------      -------      -------      -------      -------
Net asset value, end of period ..............................    $ 10.10      $ 10.68      $ 10.84      $ 10.90      $ 11.00
                                                                 =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..................      (2.51)%       1.51%        2.64%        2.10%        3.09%
Ratios/supplemental data
  Net assets, end of period (in millions) ...................    $  17.7      $  25.3      $  32.9      $  41.9      $  41.4
  Ratio of expenses to average net assets ...................       1.61%        1.60%        1.60%        1.62%        1.57%
  Ratio of net investment income to
    average net assets ......................................       3.04%        2.92%        2.97%        2.94%        3.17%
  Portfolio turnover rate ...................................                      15%          22%          16%          14%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ...................       1.59%        1.59%        1.59%        1.61%        1.56%

                                                                                           Class Y
                                                                 -----------------------------------------------------------
                                                                                  Year Ended September 30,
                                                                 -----------------------------------------------------------
                                                                   2008         2007         2006         2005         2004
                                                                 -------      -------      -------      -------      -------
Net asset value, beginning of period ........................    $ 10.68      $ 10.84      $ 10.90      $ 11.00      $ 11.03
                                                                 -------      -------      -------      -------      -------
Income (loss) from investment operations:
  Net investment income .....................................       0.43++       0.43+        0.43+        0.43+        0.46+
  Net gain (loss) on securities (both
    realized and unrealized) ................................      (0.58)       (0.16)       (0.04)       (0.09)       (0.02)
                                                                 -------      -------      -------      -------      -------
  Total from investment operations ..........................      (0.15)        0.27                   0.39 0.34       0.44
                                                                 -------      -------      -------      -------      -------
Less distributions (note 10):
  Dividends from net investment income ......................      (0.43)       (0.43)       (0.43)       (0.43)       (0.45)
  Distributions from capital gains ..........................         --            *        (0.02)       (0.01)       (0.02)
                                                                 -------      -------      -------      -------      -------
  Total distributions .......................................      (0.43)       (0.43)       (0.45)       (0.44)       (0.47)
                                                                 -------      -------      -------      -------      -------
Net asset value, end of period ..............................    $ 10.10      $ 10.68      $ 10.84      $ 10.90      $ 11.00
                                                                 =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..................      (1.52)%       2.52%        3.67%        3.11%        4.13%
Ratios/supplemental data
  Net assets, end of period (in millions) ...................    $  58.4      $  49.2      $  43.9      $  36.0      $  37.0
  Ratio of expenses to average net assets ...................       0.61%        0.60%        0.60%        0.62%        0.57%
  Ratio of net investment income to
    average net assets ......................................       4.04%        3.92%        3.97%        3.95%        4.17%
  Portfolio turnover rate ...................................         11%          15%          22%      16% 14           11%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ...................       0.59%        0.59%        0.59%        0.61%        0.56%

----------
+ Per share amounts have been calculated using the monthly average shares method.
++ Per share amounts have been calculated using the daily average shares method.
*     Less than $0.01 per share.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                             NUMBER OF
                         POSITIONS                                                           PORTFOLIOS  OTHER DIRECTORSHIPS
                         HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                    TRUST AND         PRINCIPAL                                         COMPLEX     (THE POSITION HELD IS
ADDRESS(2)               LENGTH OF         OCCUPATION(S)                                     OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH        SERVICE(3)        DURING PAST 5 YEARS                               BY TRUSTEE  INDICATED OTHERWISE.)
-----------------        ----------        -------------------                               ----------  ---------------------
Diana P. Herrmann        Vice Chair        Vice Chair and Chief Executive Officer of            12       ICI Mutual Insurance
New York, NY             of the Board      Aquila Management Corporation, Founder of                     Company
(02/25/58)               of Trustees       the Aquila Group of Funds(5) and parent of
                         since 2003,       Aquila Investment Management LLC,
                         President         Manager since 2004, President since 1997,
                         since 1998        Chief Operating Officer, 1997-2008, a
                         and Trustee       Director since 1984, Secretary since 1986
                         since 1994        and previously its Executive Vice President,
                                           Senior Vice President or Vice President,
                                           1986-1997; Chief Executive Officer and Vice
                                           Chair since 2004, President and Manager of
                                           the Manager since 2003, and Chief
                                           Operating Officer of the Manager, 2003-
                                           2008; Chair, Vice Chair, President, Executive
                                           Vice President or Senior Vice President of
                                           funds in the Aquila Group of Funds since
                                           1986; Director of the Distributor since 1997;
                                           trustee, Reserve Money-Market Funds, 1999-
                                           2000 and Reserve Private Equity Series,
                                           1998-2000; Governor, Investment Company
                                           Institute (a trade organization for the U.S.
                                           mutual fund industry dedicated to protecting
                                           shareholder interests and educating the
                                           public about investing) and head of its Small
                                           Funds Committee since 2004; active in
                                           charitable and volunteer organizations.

John W. Mitchell         Trustee           Principal of M & H Economic Consultants;             1        Oregon Mutual Insurance
Portland, OR             since 1999        Economist, Western Region, for U.S.
(07/13/44)                                 Bancorp 1998 - 2007; Chief Economist, U.S.
                                           Bancorp, Portland, Oregon, 1983-1998;
                                           member, Oregon Governor's Council of
                                           Economic Advisors, 1984-1998; Chairman,
                                           Oregon Governor's Technical Advisory
                                           Committee for Tax Review in 1998.

                                                                                             NUMBER OF
                         POSITIONS                                                           PORTFOLIOS  OTHER DIRECTORSHIPS
                         HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                    TRUST AND         PRINCIPAL                                         COMPLEX     (THE POSITION HELD IS
ADDRESS(2)               LENGTH OF         OCCUPATION(S)                                     OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH        SERVICE(3)        DURING PAST 5 YEARS                               BY TRUSTEE  INDICATED OTHERWISE.)
-----------------        ----------        -------------------                               ----------  ---------------------
NON-INTERESTED TRUSTEES
-----------------------

James A. Gardner         Chair of          President, Gardner Associates, an investment         1        None
Terrebonne, OR           the Board         and real estate firm, since 1989; Founding
(07/22/43)               of Trustees       Partner and Chairman, Ranch of the Canyons,
                         since 2005        a real estate firm, since 1991; President
                         and Trustee       Emeritus, Lewis and Clark College and Law
                         since 1986        School; director, Oregon High Desert
                                           Museum since 1989, Vice Chairman since
                                           2002; active in civic, business, educational
                                           and church organizations in Oregon.

Gary C. Cornia           Trustee           Dean, Marriott School of Management,                 4        Lincoln Institute of Land
Orem, UT                 since 2002        Brigham Young University, since 2008; Director,               Policy, Cambridge, MA
(06/24/48)                                 Romney Institute of Public Management,
                                           Marriott School of Management, 2004 - 2008;
                                           Professor, Marriott School of Management,
                                           1980 - present; Past President, the National Tax
                                           Association; Fellow, Lincoln Institute of Land
                                           Policy, 2002 - present; Associate Dean, Marriott
                                           School of Management, Brigham Young
                                           University, 1991-2000; member, Utah
                                           Governor's Tax Review Committee since 1993.

Edmund P. Jensen         Trustee           President and CEO, VISA International,               1        BMG-Seltec, a software
Portland, OR             since 2003        1994-1999; director: Phoenix Technologies,                    company; Portland
(04/13/37)                                 a Tech/BIOS company, 2000-2005; Corillian                     Family of Funds, a
                                           Corp., a banking software company, 2000-                      community investment
                                           2002; Trintech, a payment software                            bank.
                                           company, 1999-2002.

Ralph R. Shaw            Trustee           President, Shaw Management Company, an               1        Schnitzer Steel Industries,
Portland, OR             since 2000        investment counseling firm, 1980 - present;                   Inc., Telestream, Inc.,
(08/23/38)                                 General Partner, Shaw Venture Partners, 1983                  BMG Seltec Corporation,
                                           - 2005; Shaw Venture Partners II, 1987 - 2005;                Rentrak Corporation,
                                           and Shaw Venture Partners III, 1994 - 2005                    One-to-One Interactive.
                                           (US Bancorp, parent of the Sub-Adviser, was a
                                           limited partner in these three ventures).

Nancy Wilgenbusch        Trustee           President Emerita since 2008 and President           1        West Coast Bank;
Marylhurst, OR           since 2002        1984-2008, Marylhurst University; member,                     Cascade Corporation, a
(09/17/47)                                 former Chair, Portland Branch of the Federal                  leading international
                                           Reserve Bank of San Francisco; active board                   manufacturer of lift truck
                                           member of a number of civic organizations.                    attachments.

                                                                                             NUMBER OF
                         POSITIONS                                                           PORTFOLIOS  OTHER DIRECTORSHIPS
                         HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                    TRUST AND         PRINCIPAL                                         COMPLEX     (THE POSITION HELD IS
ADDRESS(2)               LENGTH OF         OCCUPATION(S)                                     OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH        SERVICE(3)        DURING PAST 5 YEARS                               BY TRUSTEE  INDICATED OTHERWISE.)
-----------------        ----------        -------------------                               ----------  ---------------------
OTHER INDIVIDUALS
-----------------

TRUSTEES EMERITUS(6)
--------------------

Lacy B. Herrmann         Founder and       Founder and Chairman of the Board, Aquila            N/A      N/A
New York, NY             Chairman          Management Corporation, the sponsoring
(05/12/29)               Emeritus          organization and parent of the Manager or
                         since 2005;       Administrator and/or Adviser or Sub-Adviser to
                         Chairman          each fund of the Aquila Group of Funds;
                         of the Board      Chairman of the Manager or Administrator
                         of Trustees       and/or Adviser or Sub-Adviser to each since
                         1985-2004         2004; Founder and Chairman Emeritus of each
                         and Trustee,      fund in the Aquila Group of Funds; previously
                         1985-2005         Chairman and a Trustee of each fund in the
                                           Aquila Group of Funds since its establishment
                                           until 2004 or 2005; Director of the Distributor
                                           since 1981 and formerly Vice President or
                                           Secretary, 1981-1998; Trustee Emeritus, Brown
                                           University and the Hopkins School; active in
                                           university, school and charitable organizations.

Vernon R. Alden          Trustee           Retired; former director or trustee of various       N/A      N/A
Boston, MA               Emeritus          Fortune 500 companies, including Colgate-
(04/07/23)               since 2006        Palmolive and McGraw Hill; formerly President
                                           of Ohio University and Associate Dean of the
                                           Harvard University Graduate School of Business
                                           Administration; Trustee, Narragansett Insured
                                           Tax-Free Income Fund, 1992-2006 and Tax-
                                           Free Trust of Oregon, 1988-2001; Trustee
                                           Emeritus, Tax-Free Trust of Oregon since 2006;
                                           member of several Japan-related advisory
                                           councils, including Chairman of the Japan
                                           Society of Boston; trustee of various cultural,
                                           educational and civic organizations.

David B. Frohnmayer      Trustee           President, University of Oregon since 1994;          N/A      N/A
Eugene, OR               Emeritus          former Dean of the University of Oregon
(07/09/40)               since 2003        Law School and former Attorney General of
                                           the State of Oregon; Trustee, Tax-Free Trust
                                           of Oregon, 1997-2003.
Raymond H. Lung          Trustee           Retired; trustee, Qualivest Group of Funds,          N/A      N/A
Portland, OR             Emeritus          1994-1997; former Executive Vice President
(12/24/26)               since 2005        and Executive Trust Officer, U.S. National
                                           Bank of Oregon; previously active in bank
                                           trade organizations and director of certain
                                           Pacific Northwest companies; Trustee, Tax-
                                           Free Trust of Oregon, 1992-2005.

                                                                                             NUMBER OF
                         POSITIONS                                                           PORTFOLIOS  OTHER DIRECTORSHIPS
                         HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                    TRUST AND         PRINCIPAL                                         COMPLEX     (THE POSITION HELD IS
ADDRESS(2)               LENGTH OF         OCCUPATION(S)                                     OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH        SERVICE(3)        DURING PAST 5 YEARS                               BY TRUSTEE  INDICATED OTHERWISE.)
-----------------        ----------        -------------------                               ----------  ---------------------
Patricia L. Moss         Trustee           President and Chief Executive Officer,               N/A      N/A
Bend, OR                 Emeritus          Cascade Bancorp and Bank of the Cascades
(07/23/53)               since 2005        since 1998; Trustee, Tax-Free Trust of
                                           Oregon, 2002-2005; active in community
                                           and educational organizations.

OFFICERS
Charles E. Childs, III   Executive         Executive Vice President of all funds in the         N/A      N/A
New York, NY             Vice President    Aquila Group of Funds and the Manager and
(04/01/57)               since 2003        the Manager's parent since 2003; Executive
                                           Vice President and Chief Operating Officer of
                                           the Manager's parent since 2008; formerly
                                           Senior Vice President, corporate development,
                                           Vice President, Assistant Vice President and
                                           Associate of the Manager's parent since
                                           1987; Senior Vice President, Vice President
                                           or Assistant Vice President of the Aquila
                                           Money-Market Funds, 1988-2003.

James M. McCullough      Senior Vice       Senior Vice President or Vice President of           N/A      N/A
Portland, OR             President         Aquila Rocky Mountain Equity Fund and Tax-
(06/11/45)               since 1999        Free Trust of Oregon; Senior Vice President of
                                           the Distributor since 2000; Director of Fixed
                                           Income Institutional Sales, CIBC Oppenheimer
                                           & Co. Inc., Seattle, WA, 1995-1999.

Jerry G. McGrew          Senior Vice       President of the Distributor since 1998,             N/A      N/A
New York, NY             President         Registered Principal since 1993, Senior Vice
(06/18/44)               since 2002        President, 1997-1998 and Vice President,
                                           1993-1997; Senior Vice President, Aquila
                                           Three Peaks High Income Fund, Aquila
                                           Rocky Mountain Equity Fund and five Aquila
                                           Municipal Bond Funds; Vice President,
                                           Churchill Cash Reserves Trust, 1995-2001.

Sally J. Church          Vice President    Vice President, Tax-Free Trust of Oregon             N/A      N/A
Portland, OR             since 2002        since 2002 and 1989-1997; retired, 1997-
(10/17/48)                                 2002; Vice President of Aquila Cascadia
                                           Equity Fund, 1996-1997.

Christine L. Neimeth     Vice President    Vice President of Aquila Rocky Mountain              N/A      N/A
Portland, OR             since 1998        Equity Fund and Tax-Free Trust of Oregon;
(02/10/64)                                 Management Information Systems
                                           consultant, Hillcrest Ski and Sport, 1997;
                                           Institutional Municipal Bond Salesperson,
                                           Pacific Crest Securities, 1996; active in
                                           college alumni and volunteer organizations.

                                                                                             NUMBER OF
                         POSITIONS                                                           PORTFOLIOS  OTHER DIRECTORSHIPS
                         HELD WITH                                                           IN FUND     HELD BY TRUSTEE
NAME,                    TRUST AND         PRINCIPAL                                         COMPLEX     (THE POSITION HELD IS
ADDRESS(2)               LENGTH OF         OCCUPATION(S)                                     OVERSEEN    A DIRECTORSHIP UNLESS
AND DATE OF BIRTH        SERVICE(3)        DURING PAST 5 YEARS                               BY TRUSTEE  INDICATED OTHERWISE.)
-----------------        ----------        -------------------                               ----------  ---------------------
Robert W. Anderson       Chief             Chief Compliance Officer of the Trust and            N/A      N/A
New York, NY             Compliance        each of the other funds in the Aquila Group
(08/23/40)               Officer since     of Funds, the Manager and the Distributor
                         2004 and          since 2004, Compliance Officer of the
                         Assistant         Manager or its predecessor and current
                         Secretary         parent 1998-2004; Assistant Secretary of the
                         since 2000        Aquila Group of Funds since 2000.

Joseph P. DiMaggio       Chief Financial   Chief Financial Officer of the Aquila Group          N/A      N/A
New York, NY             Officer since     of Funds since 2003 and Treasurer since
(11/06/56)               2003 and          2000.
                         Treasurer
                         since 2000

Edward M. W. Hines       Secretary since   Shareholder of Butzel Long, a professional           N/A      N/A
New York, NY             1985              corporation, counsel to the Trust, since 2007;
(12/16/39)                                 Partner of Hollyer Brady Barrett & Hines LLP,
                                           its predecessor as counsel, 1989-2007;
                                           Secretary of the Aquila Group of Funds.

John M. Herndon          Assistant         Assistant Secretary of the Aquila Group of           N/A      N/A
New York, NY             Secretary         Funds since 1995 and Vice President of the
(12/17/39)               since 1995        three Aquila Money-Market Funds since
                                           1990; Vice President of the Manager or its
                                           predecessor and current parent since 1990.

Lori A. Vindigni         Assistant         Assistant Treasurer of the Aquila Group of           N/A      N/A
New York, NY             Treasurer since   Funds since 2000; Assistant Vice President
(11/02/66)               2000              of the Manager or its predecessor and
                                           current parent since 1998; Fund Accountant
                                           for the Aquila Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SECinternet site at www.sec.gov.
(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Oregon, 380 Madison Avenue, New York, NY 10017.
(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.
(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Fund. Mr. Mitchell is an interested person as a security holder of the Sub-Adviser's parent.
(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Funds."
(6) A Trustee Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on April 1, 2008 and held for the six months ended September 30, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED SEPTEMBER 30, 2008

                      ACTUAL
                   TOTAL RETURN         BEGINNING       ENDING       EXPENSES
                      WITHOUT            ACCOUNT       ACCOUNT     PAID DURING
                  SALES CHARGES(1)        VALUE         VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               (2.45)%           $1,000.00      $975.50        $3.61
--------------------------------------------------------------------------------
Class C               (2.83)%           $1,000.00      $971.70        $7.79
--------------------------------------------------------------------------------
Class Y               (2.38)%           $1,000.00      $976.20        $2.87
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED SEPTEMBER 30, 2008

                        HYPOTHETICAL
                         ANNUALIZED      BEGINNING      ENDING        EXPENSES
                           TOTAL          ACCOUNT      ACCOUNT      PAID DURING
                          RETURN           VALUE        VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                    5.00%         $1,000.00    $1,021.35        $3.69
--------------------------------------------------------------------------------
Class C                    5.00%         $1,000.00    $1,017.10        $7.97
--------------------------------------------------------------------------------
Class Y                    5.00%         $1,000.00    $1,022.10        $2.93
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.73%, 1.58% AND 0.58% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

      The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on June 13, 2008. The holders of shares representing 81% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for are presented below).

1.    To elect Trustees.

                             Dollar Amount of Votes:
                             -----------------------
        Trustee              For             Withheld
        -------              ---             --------
        Gary C. Cornia       $329,842,524    $2,727,185
        James A. Gardner     $329,842,524    $2,727,185
        Diana P. Herrmann    $329,812,012    $2,757,698
        Edmund P. Jensen     $329,842,524    $2,727,185
        John W. Mitchell     $329,772,061    $2,797,648
        Ralph R. Shaw        $329,772,061    $2,797,648
        Nancy Wilgenbusch    $329,841,530    $2,728,180

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust's independent registered public accounting firm.

                             Dollar Amount of Votes:
                             -----------------------
                             For             Against         Abstain
                             ---             -------         -------
                             $326,246,626    $751,159        $5,571,925

      A Special Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on June 13, 2008. The holders of shares representing 52% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for are presented below).

                             Dollar Amount of Votes:
                             -----------------------

1.    To act on an Advisory and Administration Agreement.

                             For             Against         Abstain
                             ---             -------         -------
                             $198,714,597    $2,752,894      $8,840,468

2.    To act on a new Sub-Advisory Agreement.

                             For             Against         Abstain
                             ---             -------         -------
                             $198,198,441    $2,903,194      $9,206,335

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until June 30, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Trust and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and FAF Advisors, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in March, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o The Annual Report of the Trust for the year ended September 30, 2007;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The  Trustees  considered  the  Advisory  Agreement  and the  Sub-Advisory
Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided  all  administrative  services to the Trust.  The
Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Manager has arranged for the Sub-Adviser to provide local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Michael S. Hamilton as portfolio manager for the Trust, and had provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had an average annual return that is comparable to that of its peers for the one-year period, but below that of its peers for the five- and ten-year periods, with rates of return explained in part by the Trust's generally higher-quality portfolio and generally shorter average maturities.

      The Board concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and the Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's average net asset size had trended lower in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and the Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and the Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and the Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

CONSIDERATION OF NEW ADVISORY AND ADMINISTRATION AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE MANAGER

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW ADVISORY AGREEMENT

      The Board of Trustees and the independent Trustees approved the renewal until June 30, 2009 of the now-current Advisory and Administration Agreement (the "Current Advisory Agreement") in March 2008 at a meeting called and held for that purpose at which a majority of the independent Trustees were present in person. They additionally approved the New Advisory Agreement at that meeting.

      In connection with the renewal of the Current Advisory Agreement, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o The Annual Report of the Trust for the year ended September 30, 2007;

      o A report, prepared by the Manager and provided to the Trustees, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees considered the Current Advisory Agreement separately as well as in conjunction with the now-current Sub-Advisory Agreement (the "Current Sub-Advisory Agreement") to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to the New Advisory Agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided  all  administrative  services to the Trust.  The
Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Trust's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Manager has arranged for the Sub-Adviser to provide local management of the Trust's portfolio.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as was consistent with preservation of capital.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of approval of the New Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE MANAGER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had an average annual return that is comparable to that of its peers for the one-year period, but below that of its peers for the five- and ten-year periods, with rates of return explained in part by the Trust's generally higher-quality portfolio and generally shorter average maturity. The Trust considers its local competitors to be Oregon-oriented funds that invest chiefly in high-quality Oregon municipal obligations.

      The Board concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturity, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that approval of the New Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager did not argue against approval of the fees to be paid under the New Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's average net asset size had trended lower in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the New Advisory Agreement should be approved without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

      In connection with approval of the New Advisory Agreement and recommendation that the shareholders of the Trust approve that agreement, the Trustees noted that that agreement is substantially the same as the Current Advisory Agreement except for its starting date and accordingly the materials considered in connection with the Annual Review, and the reasons for renewing the Current Advisory Agreement, apply to the New Advisory Agreement as well. In addition, as noted above, in addressing the desirability of replacing the Current Advisory Agreement with the New Advisory Agreement, the Trustees considered a wide range of information relevant to the ongoing and future continuity of management of the Trust, including:

      o Representations by representatives of Aquila Management Corporation and the Manager that the

            o Proposed change of control was not expected to result in a change in the personnel or operations of the Manager or Sub-Adviser; and

            o     Investment   approach   or  style  of  the   Manager  and  the
                  Sub-Adviser with respect to the Trust, or the services provided by them to the Trust, would not change.

      o     The fact that the

            o     Transaction will not result in

                        Any change to the advisory fees paid by the Trust or the Trust's total expense ratio; and

                        A change in the costs of the services to be provided by the Manager.

      o Trust has operated in compliance with its investment objective and restrictions.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the independent Trustees, concluded that the New Advisory Agreement should be approved and recommended that the shareholders of the Trust vote to approve the New Advisory Agreement for an initial one-year term.

CONSIDERATION OF NEW SUB-ADVISORY AGREEMENT IN CONNECTION WITH TERMINATION OF CURRENT ADVISORY AND ADMINISTRATION AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE MANAGER

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.

      The Board of Trustees and the independent Trustees approved the renewal until June 30, 2009 of the Current Sub-Advisory Agreement in March 2008 at a meeting called and held for that purpose at which a majority of the independent Trustees were present in person. They additionally approved the New Sub-Advisory Agreement at that meeting.

      In connection with the renewal of the Current Sub-Advisory Agreement, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o The Annual Report of the Trust for the year ended September 30, 2007;

      o A report, prepared by the Manager and provided to the Trustees, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

      The Trustees considered the Current Sub-Advisory Agreement separately as well as in conjunction with the Current Advisory Agreement to determine their combined effects on the Trust. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to the New Sub-Advisory Agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE SUB-ADVISER.

      The Manager has arranged for the Sub-Adviser to provide local management of the Trust's portfolio. The Trustees noted that the Sub-Adviser employs Mr. Michael S. Hamilton as portfolio manager for the Trust, and has provided facilities for credit analysis of the Trust's portfolio securities. Mr. Hamilton, based in Portland, Oregon, has provided local information regarding specific holdings in the Trust's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust's portfolio, with which to assess the Trust as an investment vehicle for residents of Oregon in light of prevailing interest rates and local economic conditions.

      The Board considered that the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as was consistent with preservation of capital. It noted that compared to other Oregon state-specific municipal bond funds, the portfolio of the Trust was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of approval of the New Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE TRUST AND THE SUB-ADVISER.

      The Board reviewed each aspect of the Trust's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Oregon funds, the Trust has had an average annual return that is comparable to that of its peers for the one-year period, but below that of its peers for the five- and ten-year periods, with rates of return explained in part by the Trust's generally higher-quality portfolio and generally shorter average maturity. The Trust considers its local competitors to be Oregon-oriented funds that invest chiefly in high-quality Oregon municipal obligations.

      The Board concluded that the performance of the Trust was acceptable in light of market conditions, the length of its average maturity, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that approval of the New Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE SUB-ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The information provided in connection with renewal contained expense data for the Trust and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Sub-Adviser of its services to the Trust.

      The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Trust's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Trust, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Sub-Adviser did not argue against approval of the fees to be paid under the New Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE TRUST GROWS.

      Data provided to the Trustees showed that the Trust's average net asset size had trended lower in recent years. The Trustees also noted that the materials indicated that the Trust's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the New Sub-Advisory Agreement should be approved without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE SUB-ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE TRUST.

      The Board observed that, as is generally true of most fund complexes, the Sub-Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Sub-Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

      In connection with approval of the New Sub-Advisory Agreement and recommendation that the shareholders of the Trust approve it, the Trustees noted that that agreement is substantially the same as the Current Sub-Advisory Agreement except for its starting date and accordingly the materials considered in connection with the Annual Review, and the reasons for renewing the Current Sub-Advisory Agreement, apply to the New Sub-Advisory Agreement as well. In addition, as noted above, in addressing the desirability of replacing the Current Sub-Advisory Agreement with the New Sub-Advisory Agreement, the Trustees considered a wide range of information relevant to the ongoing and future continuity of management of the Trust, including:

      o     Representations by representatives of the Sub-Adviser that the

            o Proposed change of control of the Manager was not expected to result in a change in the personnel or operations of the Sub-Adviser; and

            o Investment approach or style of the Sub-Adviser with respect to the Trust, or the services provided by it to the Trust, would not change.

      o     The fact that the

            o     Transaction will not result in

                        Any change to the advisory fees paid by the Trust or the Trust's total expense ratio; and

                        A change in the costs of the services to be provided by the Sub-Adviser.

      o Trust has operated in compliance with its investment objective and restrictions.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the independent Trustees, concluded that the New Sub-Advisory Agreement should be approved and recommended that the shareholders of the Trust vote to approve the New Sub-Advisory Agreement for an initial one-year term.

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INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

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PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

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FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended September 30, 2008, $15,881,178 of dividends paid by Tax-Free Trust of Oregon, constituting 100.00% of total dividends paid during fiscal year 2008, were exempt-interest dividends.
2
      Prior to January 31, 2009, shareholders will be mailed the appropiate tax form(s) which will contain information on the status of distributions paid for the 2008 CALENDAR YEAR.

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

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PRIVACY NOTICE (UNAUDITED)

                            TAX-FREE TRUST OF OREGON

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

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

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  FAF ADVISORS, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC GLOBAL INVESTMENT SERVICING
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  TAIT, WELLER & BAKER LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

(a) As of September 30, 2008 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $18,000 in 2007 and $18,000 in 2008.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $3,000 and $3,000 in 2007 and 2008, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
December 8, 2008




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
December 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
December 8, 2008



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 8, 2008



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.